Invesco Municipal Income Opportunities Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	MS-CE-MIOPP-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–129.91%(a)
Alabama–3.09%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$ 1,000	$ 1,122,230
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB (b)	5.00%	01/01/2042	2,250	2,550,510
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (c)	5.50%	01/01/2043	925	675,740
Jefferson (County of), AL;
Series 2013 C, Wts. (INS -AGM)(d)(e)	6.60%	10/01/2042	1,300	1,238,302
Series 2013 F, Revenue Wts. (d)	7.75%	10/01/2046	1,700	1,592,526
Series 2013-F, Revenue Wts. (d)	7.90%	10/01/2050	1,000	934,500
Lower Alabama Gas District (The); Series 2016 A, RB (b)	5.00%	09/01/2046	1,500	1,996,800
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (f)	5.25%	05/01/2044	1,000	1,100,450
				11,211,058
American Samoa–0.21%
American Samoa (Territory of), AS Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	773,678
Arizona–4.18%
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	2,375	2,593,619
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB (f)	5.75%	07/01/2036	1,500	1,674,015
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,588,935
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.38%	09/01/2032	1,000	1,046,310
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2012, RB (g)(h)	6.40%	07/01/2021	600	659,964
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (f)	6.75%	07/01/2044	750	856,792
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	1,000	1,023,570
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2017, RB (f)	5.00%	06/15/2052	1,500	1,534,215
Pima (County of), AZ Industrial Development Authority (Coral Academy Science); Series 2008 A, RB	7.25%	12/01/2038	1,000	1,001,540
Pima (County of), AZ Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. RB	6.00%	07/01/2048	1,000	962,630
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB (f)	6.13%	10/01/2052	1,000	1,117,610
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, RB	6.00%	07/01/2043	1,000	1,084,260
				15,143,460
California–16.08%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	1,000	1,064,460
Alhambra (City of), CA (Atherton Baptist Homes); Series 2010 A, RB (g)(h)	7.63%	01/01/2020	1,000	1,035,920
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (b)	5.00%	04/01/2056	2,250	2,618,303
California (State of) Educational Facilities Authority (Stanford University);
Series 2012 U-2, Ref. RB (b)	5.00%	04/01/2040	3,000	4,044,420
Series 2014 U-6, RB (b)	5.00%	05/01/2045	3,000	4,323,960
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, RB	5.88%	08/15/2049	1,250	1,363,775
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, RB	6.00%	07/01/2042	1,000	1,076,180
California (State of) Pollution Control Finance Authority; Series 2012, RB (f)(i)	5.00%	07/01/2037	1,000	1,071,080
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services Southern California, LLC); Series 2016, RB (f)(i)	7.00%	12/31/2049	940	846,000
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	695	726,310
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB (g)(h)	7.25%	11/01/2021	1,000	1,140,100
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, RB (f)	6.75%	06/01/2045	755	788,582
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, RB	6.00%	05/01/2043	750	754,163
Series 2006 A, RB (j)	0.00%	06/01/2046	10,000	1,894,200
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. RB	5.13%	06/01/2038	$ 1,000	$ 1,002,580
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	915	916,464
Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. RB	6.50%	01/15/2043	1,000	1,184,390
Golden State Tobacco Securitization Corp.;
Series 2007 B, RB (j)	0.00%	06/01/2047	10,000	1,677,000
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	2,105	2,094,496
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, RB (j)	0.00%	06/01/2036	10,000	3,247,400
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2018 A, RB (b)(i)(k)	5.25%	05/15/2048	3,000	3,643,770
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB (g)(h)	7.00%	08/01/2021	1,000	1,121,740
Palm Springs (City of), CA (Palm Springs International Airport); Series 2006, Ref. RB (i)	5.55%	07/01/2028	165	165,107
Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds (j)	0.00%	08/01/2039	8,000	4,444,960
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	1,000	1,106,580
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB (g)(h)	7.00%	02/01/2021	1,400	1,531,432
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB (j)	0.00%	08/01/2037	5,000	1,960,600
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB (j)	0.00%	06/01/2036	2,000	776,020
Series 2007 A, RB (j)	0.00%	06/01/2041	5,000	1,422,000
Southern California Logistics Airport Authority; Series 2008 A, RB (j)	0.00%	12/01/2044	18,085	2,980,046
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, RB	5.13%	06/01/2046	1,000	1,002,160
Union City (City of), CA Community Redevelopment Agency (Community Redevelopment); Series 2011, RB (g)(h)	6.88%	12/01/2021	1,500	1,707,150
University of California; Series 2017 M, RB (b)	5.00%	05/15/2047	3,000	3,552,990
				58,284,338
Colorado–7.54%
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, GO Bonds	6.13%	12/01/2045	750	752,175
Broomfield (City and County of), CO Midcities Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	7.75%	12/15/2046	1,905	1,927,993
Buffalo Highlands Metropolitan District; Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,185	1,220,621
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	1,000	1,031,530
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.50%	01/01/2035	3,000	3,429,330
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (f)	6.25%	12/01/2050	1,000	1,064,580
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB (g)(h)	6.25%	11/15/2020	1,000	1,067,290
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2019, RB	6.00%	01/15/2041	1,000	1,038,290
Denver (City & County of), CO; Series 2018 A, Ref. RB (b)(i)	5.25%	12/01/2043	3,000	3,654,900
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds	7.25%	12/01/2040	500	518,180
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	700	726,005
Leyden Rock Metropolitan District No. 10; Series 2016 B, GO Bonds	7.25%	12/15/2045	500	509,045
North Range Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	1,000	1,041,700
Solaris Metropolitan District No. 3; Series 2016 B, Ref. GO Bonds	7.00%	12/15/2046	1,000	1,007,490
Southlands Metropolitan District No. 1; Series 2017 A-1, Ref. GO Bonds	5.00%	12/01/2047	2,085	2,246,317
St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,500	1,557,195
Tallyns Reach Metropolitan District No. 3; Series 2016 A, GO Bonds	6.75%	11/01/2038	1,112	1,129,269
University of Colorado; Series 2013 A, RB (b)	5.00%	06/01/2023	3,000	3,416,610
				27,338,520
Connecticut–0.40%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds (c)	5.13%	10/01/2036	2,955	945,600
Hamden (Town of), CT (Whitney Center); Series 2009 A, RB	7.75%	01/01/2043	500	509,295
				1,454,895
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware–0.29%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, GO Bonds (f)	5.25%	07/01/2048	$ 1,000	$ 1,065,490
District of Columbia–1.59%
District of Columbia;
Series 2009 B, Ref. RB (b)	5.00%	12/01/2025	1,335	1,358,790
Series 2014 C, GO Bonds (b)	5.00%	06/01/2038	3,000	3,395,100
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	1,000	1,021,270
				5,775,160
Florida–7.26%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/2049	900	795,789
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2046	1,000	1,001,780
Broward (County of), FL; Series 2017, RB (b)(i)	5.00%	10/01/2042	3,000	3,522,240
Capital Trust Agency (Tallahassee Tapestry); Series 2015, RB (f)	7.00%	12/01/2045	1,000	1,033,060
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (f)	8.25%	05/15/2049	1,200	1,197,120
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB (g)(h)	7.25%	10/01/2021	1,000	1,128,660
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB (f)	6.13%	06/15/2043	1,000	1,023,910
Series 2015, RB (f)	6.13%	06/15/2046	1,000	1,068,650
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB (f)	5.38%	07/15/2038	1,300	1,352,637
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.75%	10/01/2042	1,000	1,067,720
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.75%	06/15/2042	1,200	1,210,908
Miami-Dade (County of), FL; Series 2009, RB (j)	0.00%	10/01/2042	7,900	3,504,677
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (b)	5.00%	04/01/2053	1,500	1,746,480
Orlando (City of), FL; Series 2014 A, RB (b)	5.00%	11/01/2039	3,000	3,499,680
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	750	848,715
Seminole (County of), FL Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB (f)	10.00%	12/28/2021	1,000	1,249,570
St. Johns (County of), FL Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB (g)(h)	6.00%	08/01/2020	1,000	1,051,100
				26,302,696
Georgia–1.39%
Americus (City of) & Sumter (County of), GA Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.38%	05/15/2043	1,000	1,088,180
Atlanta (City of), GA; Series 2015, Ref. RB (b)	5.00%	11/01/2040	2,490	2,889,073
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (g)(h)	6.13%	09/01/2020	1,000	1,054,359
				5,031,612
Hawaii–0.52%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, RB (g)(h)	8.75%	11/15/2019	865	892,715
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, RB	6.50%	07/01/2039	1,000	1,004,160
				1,896,875
Idaho–0.78%
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.13%	10/01/2049	1,000	1,132,930
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,677,776
				2,810,706
Illinois–13.06%
Bolingbrook (Village of), IL; Series 2005, RB (d)	6.25%	01/01/2024	1,250	1,233,125
Chicago (City of), IL;
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2042	1,250	1,362,812
Series 2009 C, Ref. GO Bonds (j)	0.00%	01/01/2031	5,020	3,245,430
Series 2011, COP	7.13%	05/01/2025	1,030	1,030,051
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,742,805
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.75%	12/01/2032	$ 1,849	$ 1,858,948
Chicago (City of), IL Board of Education; Series 2017 H, GO Bonds	5.00%	12/01/2046	1,500	1,628,700
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2015 A, GO Bonds (b)	5.00%	12/01/2044	3,000	3,349,290
Series 2016 C, GO Bonds (b)	5.00%	12/01/2045	2,250	2,573,505
Chicago (City of), IL Transit Authority; Series 2014, RB (b)	5.25%	12/01/2049	3,000	3,348,360
Illinois (State of);
Series 2014, GO Bonds	5.00%	05/01/2039	1,000	1,067,140
Series 2017 D, GO Bonds (b)(k)	5.00%	11/01/2023	3,000	3,327,900
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB	6.88%	10/01/2043	1,000	1,065,430
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB (f)	6.00%	12/01/2045	1,000	1,047,520
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/2028	500	500,255
Series 2006 A, RB	6.00%	08/15/2039	1,500	1,500,660
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.75%	05/15/2046	1,000	1,034,950
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.24%	05/15/2038	140	129,080
Series 2016 A, RB	6.33%	05/15/2048	500	460,815
Series 2016 A, RB	6.44%	05/15/2055	850	779,416
Series 2016, RB	2.00%	05/15/2055	150	7,472
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	1,000	1,062,350
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/2043	1,000	1,081,300
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,626,855
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	415	446,469
Series 2011, Ref. RB	7.13%	10/01/2041	500	536,160
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	3,000	3,322,650
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	867,000
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2017 B, Ref. RB (d)	4.70%	12/15/2037	1,000	638,080
Series 2017 B, Ref. RB (d)	4.95%	12/15/2047	3,900	2,447,094
Long Grove (Village of), IL (Sunset Grove); Series 2010, RB	7.50%	01/01/2030	835	850,498
Pingree Grove (Village of), IL (Cambridge Lakes Learning Center); Series 2011, RB (g)(h)	8.50%	06/01/2021	1,000	1,135,360
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.38%	11/15/2045	1,000	1,029,900
				47,337,380
Indiana–2.20%
Allen (County of), IN Economic Development (StoryPoint Fort Wayne); Series 2017, RB (f)	6.88%	01/15/2052	250	270,967
Carmel (City of), IN (Barrington Carmel); Series 2012 A, RB	7.13%	11/15/2047	515	360,500
Crown Point (City of), IN (Wittenberg Village); Series 2009 A, RB	8.00%	11/15/2039	1,000	1,013,030
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB (b)	5.00%	12/01/2040	2,250	2,559,510
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB (f)	5.90%	07/01/2038	1,000	1,035,490
Series 2018 A, Ref. RB (f)	6.00%	07/01/2048	1,000	1,036,270
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB	6.90%	12/01/2033	500	511,420
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (i)	7.00%	01/01/2044	1,000	1,172,290
				7,959,477
Iowa–3.33%
Cass (County of), IA (Cass County Memorial Hospital); Series 2010 A, RB (l)	7.25%	06/01/2035	1,000	1,000,000
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,000	1,041,590
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, RB	5.25%	12/01/2025	3,000	3,263,250
Iowa (State of) Finance Authority (Northcrest, Inc. Project); Series 2018 A, Ref. RB	5.00%	03/01/2048	1,250	1,336,737
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB (d)	5.60%	06/01/2034	$700	$700,007
Series 2005 C, RB	5.38%	06/01/2038	1,125	1,124,989
Series 2005 C, RB	5.63%	06/01/2046	1,000	999,970
Series 2005 D, RB (j)	0.00%	06/01/2046	8,400	1,440,684
Series 2005 E, RB (j)	0.00%	06/01/2046	10,000	1,175,800
				12,083,027
Kansas–0.92%
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB	7.38%	12/15/2043		1,000	1,075,920
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.50%	05/15/2048		1,000	1,083,210
Series 2018 I, Ref. RB	5.00%	05/15/2038		1,115	1,191,221
					3,350,351
Kentucky–0.88%
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2011, RB (g)(h)	7.38%	05/15/2021		1,000	1,111,500
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB (d)	6.88%	07/01/2046		2,000	2,076,580
					3,188,080
Louisiana–1.67%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045		750	835,140
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029		750	791,707
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. RB (f)	6.38%	12/01/2034		1,000	1,035,100
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB (b)(i)	5.00%	01/01/2048		2,250	2,555,213
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035		750	819,375
					6,036,535
Maine–0.30%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2041		1,000	1,082,340
Maryland–0.56%
Frederick (County of), MD (Jefferson Technology Park); Series 2013 B, RB (f)	7.13%	07/01/2043		995	1,006,970
Harford (County of), MD; Series 2011, RB	7.50%	07/01/2040		1,000	1,024,120
					2,031,090
Massachusetts–1.81%
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS- AMBAC)(b)(e)	5.50%	08/01/2030		960	1,291,392
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/2032		505	710,384
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB (f)	5.00%	10/01/2057		1,500	1,628,790
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (g)(h)	6.88%	01/01/2021		1,000	1,082,680
University of Massachusetts Building Authority; Series 2017 1, RB (b)	5.25%	11/01/2047		1,500	1,837,470
					6,550,716
Michigan–1.75%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045		635	645,109
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. RB	7.00%	11/15/2028		1,200	1,178,868
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB	5.25%	07/01/2039		1,000	1,088,200
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2037		600	642,024
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048		2,780	2,780,056
					6,334,257
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–3.01%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2011 A, RB (g)(h)	7.00%	11/01/2019	$ 1,000	$ 1,032,010
Bloomington (City of), MN Port Authority (Radisson Blu Mall of America, LLC); Series 2010, RB	9.00%	12/01/2035	995	1,071,297
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,089,260
Rochester (City of), MN (Samaritan Bethany, Inc.); Series 2009 A, Ref. RB (g)(h)	7.38%	12/01/2019	1,000	1,028,420
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.25%	03/01/2025	1,000	1,014,300
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project); Series 2018, RB	5.00%	12/01/2043	1,000	1,047,720
Wayzata (City of), MN (Folkestone Senior Living Community); Series 2012 A, RB	6.00%	05/01/2047	1,000	1,021,920
West St. Paul (City of), MN (Walker Thompson Hill, LLC); Series 2011A, RB (g)(h)	7.00%	09/01/2019	700	709,051
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	5.00%	11/01/2049	2,750	2,892,890
				10,906,868
Missouri–1.33%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB	5.50%	04/01/2027	750	300,000
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2010 A, RB (g)(h)	8.25%	05/15/2020	1,000	1,062,150
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB (f)	4.25%	12/01/2042	1,000	1,022,530
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.25%	09/01/2053	1,500	1,677,690
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	755	759,862
				4,822,232
Nebraska–0.29%
Gage (County of), NE Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, RB (g)(h)	6.75%	06/01/2020	1,000	1,050,570
Nevada–1.29%
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds (b)	5.00%	05/01/2048	3,000	3,565,680
Las Vegas (City of), NV Redevelopment Agency; Series 2009 A, RB (g)(h)	8.00%	06/15/2019	700	701,372
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB (f)(j)	0.00%	07/01/2058	3,000	390,900
				4,657,952
New Hampshire–0.55%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, RB (g)(h)	6.88%	10/01/2019	895	910,627
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.88%	07/01/2041	1,000	1,063,640
				1,974,267
New Jersey–2.00%
Essex (County of), NJ Improvement Authority (Newark); Series 2010 A, RB (g)(h)	6.25%	11/01/2020	1,000	1,065,500
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (i)	5.25%	09/15/2029	1,000	1,096,710
Series 2012, RB (i)	5.75%	09/15/2027	1,000	1,108,290
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB (f)	6.30%	10/01/2049	1,200	1,242,000
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	955,910
New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB (b)	5.00%	01/01/2040	1,500	1,794,240
				7,262,650
New Mexico–0.28%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, RB	6.13%	07/01/2040	1,000	1,030,380
New York–14.68%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (j)	0.00%	07/15/2035	1,475	856,857
Series 2009, RB (j)	0.00%	07/15/2046	10,000	3,639,700
Hudson Yards Infrastructure Corp.; Series 2017 A, RB (b)	5.00%	02/15/2039	3,000	3,567,870
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	1,125	1,166,861
Series 2014 A, RB	6.70%	01/01/2049	500	507,415
Series 2014 C, RB (c)	2.00%	01/01/2049	405	65,823
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, RB (b)(i)	5.00%	10/15/2028	$1,300	$1,399,996
Series 2011, RB (b)(i)	5.00%	10/15/2027	1,700	1,830,373
New York (City of), NY; Subseries 2016 A-1, GO Bonds (b)	5.00%	08/01/2038	2,250	2,666,070
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB (INS -AMBAC)(e)	5.00%	01/01/2039	500	508,395
New York (City of), NY Municipal Water Finance Authority;
Series 2012 BB, RB (b)	5.00%	06/15/2047	3,000	3,314,370
Subseries 2012 A-1, VRD RB (m)	1.47%	06/15/2044	350	350,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB (b)	5.00%	05/01/2042	2,400	2,674,080
Subseries 2012 F-1, RB (b)	5.00%	05/01/2039	6,000	6,538,260
New York (Counties of), NY Tobacco Trust V; Series 2005 S-2, RB (j)	0.00%	06/01/2050	8,100	1,170,612
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	2,290,220
New York (State of) Dormitory Authority;
Series 2014 C, RB (b)	5.00%	03/15/2041	3,000	3,401,190
Series 2018 E, RB (b)	5.00%	03/15/2045	2,250	2,724,300
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB (b)	5.00%	03/15/2045	3,000	3,479,309
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB (f)	7.25%	11/15/2044	1,000	1,194,340
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. RB	6.38%	07/15/2049	1,000	1,029,280
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (b)(i)(k)	5.00%	07/01/2046	1,750	1,922,060
Triborough Bridge & Tunnel Authority; Series 2017 A, RB (b)	5.00%	11/15/2047	4,170	4,952,334
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	2,000	1,951,760
				53,201,475
North Carolina–1.86%
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB	6.25%	07/01/2035	750	829,470
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, RB (g)(h)	7.75%	03/01/2021	1,000	1,104,630
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (b)	5.00%	10/01/2055	3,000	3,458,370
North Carolina Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,356,188
				6,748,658
North Dakota–0.29%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,000	1,034,920
Ohio–4.09%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.88%	06/01/2030	1,000	954,530
Series 2007 A-2, RB	5.88%	06/01/2047	2,000	1,927,500
Series 2007 A-2, RB	6.50%	06/01/2047	2,000	1,999,980
Series 2007 A-3, RB (d)	6.25%	06/01/2037	1,000	1,003,340
Series 2007 B, RB (j)	0.00%	06/01/2047	34,540	2,026,807
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	1,000	1,045,790
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	1,600	1,633,200
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	955	1,083,314
Montgomery (County of), OH (St. Leonard); Series 2010, Ref. RB	6.63%	04/01/2040	1,000	1,033,430
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,054,490
Toledo-Lucas (County of), OH Port Authority (StoryPoint Waterville); Series 2016 A-1, RB (f)	6.38%	01/15/2051	1,000	1,053,760
				14,816,141
Oklahoma–1.53%
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB (c)	6.00%	01/01/2032	1,000	650,000
Series 2013, Ref. RB (c)	5.75%	01/01/2037	1,000	650,000
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	1,000	1,168,790
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052	1,750	1,647,957
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB (c)	7.00%	11/01/2051	$ 1,000	$ 360,000
Tulsa (County of), OK Industrial Authority (Montereau, Inc.); Series 2010 A, RB (g)(h)	7.25%	05/01/2020	1,000	1,050,450
				5,527,197
Pennsylvania–3.68%
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, RB	6.75%	08/15/2035		880	910,034
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/2045		965	982,872
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042		1,000	1,020,410
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB (g)(h)	6.63%	12/01/2021		1,000	1,124,880
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds (b)	5.00%	06/15/2034		3,000	3,411,780
Pennsylvania (Commonwealth of) Economic Development Financing Authority (USG Corp.); Series 1999, RB (i)	6.00%	06/01/2031		1,000	1,000,490
Pennsylvania (Commonwealth of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. RB (b)	5.00%	06/15/2021		3,000	3,007,830
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043		750	855,300
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (f)	6.75%	06/15/2043		1,000	1,029,730
					13,343,326
Puerto Rico–3.53%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		500	505,260
Series 2002, RB	5.63%	05/15/2043		1,000	1,010,350
Series 2005 A, RB (j)	0.00%	05/15/2050		27,000	3,733,560
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB (c)	5.00%	07/01/2037		495	396,000
Series 2007 VV, Ref. RB (INS -NATL)(e)	5.25%	07/01/2035		1,000	1,081,680
Series 2010 XX, RB (c)	5.25%	07/01/2040		2,300	1,845,750
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(e)	6.00%	07/01/2024		1,000	1,029,600
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (j)	0.00%	07/01/2051		10,000	1,693,400
Series 2018 A-1, RB	5.00%	07/01/2058		1,500	1,494,825
					12,790,425
South Carolina–0.75%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB (f)	5.75%	06/15/2039		1,500	1,674,375
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048		1,000	1,058,300
					2,732,675
Tennessee–0.95%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035		1,000	1,046,090
Shelby (County of), TN Health Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB (f)	5.00%	09/01/2031		750	763,163
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047		1,600	1,622,784
					3,432,037
Texas–7.63%
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044		800	833,224
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045		1,000	1,032,910
Central Texas Regional Mobility Authority; Series 2011, RB (g)(h)	6.75%	01/01/2021		1,000	1,080,750
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, RB (g)(h)	6.25%	12/01/2020		1,000	1,069,350
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB (i)	6.63%	07/15/2038		1,000	1,076,820
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB (g)(h)	6.88%	05/15/2021	$ 1,000	$ 1,099,710
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (g)(h)	6.25%	08/15/2019	1,000	1,009,280
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	750	796,852
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB (f)(i)	6.50%	12/01/2033	980	1,002,491
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,600	1,603,712
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,000	1,073,860
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	400	422,732
Series 2016 A, RB	5.50%	11/15/2052	1,500	1,579,440
North Texas Tollway Authority; Series 2011 B, RB (g)(h)(j)	0.00%	09/01/2031	7,000	3,326,610
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, RB (f)(h)(i)	7.25%	02/13/2020	1,500	1,538,520
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	490	486,045
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (c)(i)	8.00%	07/01/2038	990	316,800
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.75%	11/15/2052	1,000	1,143,160
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, RB	6.38%	02/15/2052	1,000	1,101,630
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador);
Series 2017 A, RB (c)	4.63%	11/15/2049	485	4,850
Series 2017 A, RB (c)	4.88%	11/15/2055	1,000	10,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, RB	8.25%	11/15/2044	860	774,000
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	1,000	1,055,070
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	1,000	1,029,000
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB (i)	6.75%	06/30/2043	1,000	1,164,290
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, RB (g)(h)	7.13%	02/15/2020	1,000	1,038,410
Travis County Health Facilities Development Corp. (Westminster Manor);
Series 2010, RB (g)(h)	7.00%	11/01/2020	805	865,512
Series 2010, RB	7.00%	11/01/2030	105	109,232
				27,644,260
Utah–1.26%
Salt Lake City Corp. Airport Revenue; Series 2018 A, RB (b)(i)	5.00%	07/01/2043		3,000	3,543,630
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, RB	6.38%	07/15/2040		1,000	1,035,430
					4,579,060
Virginia–0.57%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.38%	03/01/2036		1,000	1,064,660
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB (d)	5.20%	06/01/2046		1,000	1,003,370
					2,068,030
Washington–3.67%
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, GO Bonds	7.00%	12/01/2040		1,000	1,039,600
Series 2015 A, RB	6.25%	12/01/2045		1,000	1,047,430
King (County of), WA Sewer Revenue; Series 2011 B, Ref. RB (b)	5.00%	01/01/2034		3,000	3,163,770
Washington (State of); Series 2019 A, GO Bonds (b)	5.00%	08/01/2042		2,250	2,717,325
Washington (State of) Convention Center Public Facilities District; Series 2018, RB (b)	5.00%	07/01/2048		3,000	3,521,910
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB (g)(h)	7.00%	07/01/2019		1,000	1,004,050
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB (f)	7.00%	07/01/2050		740	817,493
					13,311,578
West Virginia–1.07%
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB	6.75%	07/01/2045		1,000	1,086,360
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (f)	5.75%	06/01/2043	$ 1,000	$ 1,059,720
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (f)(i)	7.25%	02/01/2036	750	750,285
Series 2018, RB (f)(i)	8.75%	02/01/2036	240	246,024
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB (c)	6.50%	10/01/2038	1,000	743,650
				3,886,039
Wisconsin–5.79%
Public Finance Authority (WhiteStone); Series 2017, Ref. RB (f)	5.00%	03/01/2037	760	830,802
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB (b)	5.00%	11/15/2039	3,000	3,468,150
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.); Series 2009 A, RB (g)(h)	7.63%	09/15/2019	1,000	1,017,040
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2012, RB (g)(h)	5.88%	08/01/2019	1,000	1,006,940
Series 2013, RB (g)(h)	7.00%	08/01/2020	1,025	1,089,103
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (f)	6.85%	10/01/2047	2,000	2,179,440
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (f)	7.00%	12/01/2050	2,000	2,383,900
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (f)	6.85%	11/01/2046	1,000	1,105,050
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB (f)	6.13%	02/01/2048	1,000	1,027,920
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, RB (f)	8.25%	06/01/2046	1,000	1,115,880
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (f)	6.25%	01/01/2038	1,000	1,078,740
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (i)	7.25%	06/01/2035	1,500	1,676,490
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,500	1,719,000
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	730,554
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.); Series 2012 A, RB	6.20%	10/01/2042	500	545,610
				20,974,619
TOTAL INVESTMENTS IN SECURITIES(n)–129.91% (Cost $437,456,417)				470,837,100
FLOATING RATE NOTE OBLIGATIONS–(23.50)%
Notes with interest and fee rates ranging from 1.79% to 2.24% at 05/31/2019 and contractual maturities of collateral ranging from 06/15/2021 to 04/01/2056 (See Note 1D)(o)				(85,175,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(8.26)%				(29,925,262)
OTHER ASSETS LESS LIABILITIES–1.85%				6,704,558
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$362,441,396
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2019 was $6,664,213, which represented 1.84% of the Trust’s Net Assets.
(d)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $49,408,783, which represented 14.64% of the Trust’s Net Assets.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Security subject to the alternative minimum tax.
(j)	Zero coupon bond issued at a discount.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $5,165,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Security subject to crossover refunding.
(m)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Trust’s investments with a value of $144,641,527 are held by TOB Trusts and serve as collateral for the $85,175,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate
Invesco Municipal Income Opportunities Trust

D.	Floating Rate Note Obligations — (continued)
note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
E.	Futures Contracts — The Trust may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Trust currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Trust recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Trust’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures
Invesco Municipal Income Opportunities Trust

E.	Futures Contracts — (continued)
contracts are market risk and the absence of a liquid secondary market. If the Trust were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Trust would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Municipal Income Opportunities Trust